Note 13 - Leases	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of leases [text block]

13. LEASES

(i)	Amounts recognised in the consolidated statement of financial position

The consolidated statement of financial position shows the following amounts relating to leases:

	Years Ended June 30,
	2026	2025	2024
Right-of-use assets
Right-of-use assets	190,259	151,326	154,729
Lease liabilities
Current	55,175	66,912	107,131
Non-current	138,290	88,545	51,914
	193,465	155,457	159,045

Additions to the right-of-use assets during the current financial year were $154,445 (2025:$106,834, 2024:$59,031).

(ii)	Amounts recognised in the consolidated statement of profit or loss and other comprehensive loss

The consolidated statement of profit or loss and other comprehensive loss shows the following amounts relating to leases:

	Years Ended June 30,
	2026	2025	2024
Depreciation of right-of-use assets	111,990	111,408	112,185
Interest expense	8,727	6,188	7,217
Expenses relating to short-term leases (included in general and administration expenses)	-	-	(9,674)
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	2,025

The total cash outflow for leases in 2026 was $136,559 (2025: $127,097, 2024: $7,913).

(iii)	The Group’s leasing activities and how these are accounted for

Leases are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease year so as to produce a constant periodic rate of interest on the remaining balance of the liability for each year. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable

●	variable lease payments that are based on an index or a rate

●	amounts expected to be payable by the lessee under residual value guarantees

●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate applied at the commencement date.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability

●	any lease payments made at or before the commencement date, less any lease incentives received

●	any initial direct costs, and

●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.